Redeemable Convertible Preferred Stock	6 Months Ended
Oct. 13, 2024
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock
Note 8 – Redeemable Convertible Preferred Stock
As of October 15, 2023, Legacy Pinstripes had nine classes of preferred stock: Series A, B, C, D, E, F, G, H and I (collectively, the “Preferred Stock”) and a total of 11,054,593 issued and outstanding with a carrying value of $75,262 and a liquidation preference of $114,663. On December 29, 2023, upon the closing of the Business Combination, Series A through Series H converted into New Pinstripes shares of Class A Common Stock based on the Exchange Ratio of approximately 1.8486 and Series I converted into Class A Common Stock based on the Series I Exchange Ratio of approximately 2.5, inclusive of accrued Series I dividends (see Note 2).
The changes in the balance of the Preferred Stock included in the mezzanine equity for the fiscal year ended April 28, 2024 as follows:

	Balance as of April 30. 2023	Issuance of Redeemable Convertible Preferred Stock, net	Remeasurement to Redemption Amount	Accretion of Cumulative Dividends	Conversion in connection with the Reverse Recapitalization	Balance as of April 28, 2024
Series A	$1,151	$—	$—	$—	$(1,151)	$—
Series B	930	—	—	—	(930)	—
Series C	300	—	—	—	(300)	—
Series D	10,340	—	—	—	(10,340)	—
Series E	2,207	—	—	—	(2,207)	—
Series F	27,290	—	—	—	(27,290)	—
Series G	3,550	—	—	—	(3,550)	—
Series H	7,700	—	—	—	(7,700)	—
Series I	—	19,843	1,423	878	(22,144)	—
Total	$53,468	$19,843	$1,423	$878	$(75,612)	$—
Redeemable Convertible Preferred Stock
As of October 15, 2023, Legacy Pinstripes had nine classes of preferred stock: Series A, B, C, D, E, F, G, H and I (collectively, the “Preferred Stock”) and a total of 11,054,593 issued and outstanding with a carrying value of $75,262 and a liquidation preference of $114,663. On December 29, 2023, upon the closing of the Business Combination, Series A through Series H converted into New Pinstripes shares of Class A Common Stock based on the Exchange Ratio of approximately 1.8486 and Series I converted into Class A Common Stock based on the Series I Exchange Ratio of approximately 2.5, inclusive of accrued Series I dividends (see Note 3).
The changes in the balance of the Preferred Stock included in the mezzanine equity for the fiscal year ended April 28, 2024 is as follows:

	Balance as of April 30, 2023	Issuance of Redeemable Convertible Preferred Stock, net	Remeasurement to Redemption Amount	Accretion of Cumulative Dividends	Conversion in connection with the Reverse Recapitalization	Balance as of April 28, 2024
Series A	$1,151	$—	$—	$—	$(1,151)	$—
Series B	930	—	—	—	(930)	—
Series C	300	—	—	—	(300)	—
Series D	10,340	—	—	—	(10,340)	—
Series E	2,207	—	—	—	(2,207)	—
Series F	27,290	—	—	—	(27,290)	—
Series G	3,550	—	—	—	(3,550)	—
Series H	7,700	—	—	—	(7,700)	—
Series I	—	19,843	1,423	878	(22,144)	—
Total	$53,468	$19,843	$1,423	$878	$(75,612)	$—